UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                               FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: March 31, 2009
                                               ------------------------------

Check here if Amendment [ ]; Amendment Number: --------------------
   This Amendment (Check only one.):  [ ] is a restatement.
                                      [ ] adds new holdings entries.

Institutional Investment Manager filing this Report:

Name:          BVF Inc.
               ------------------------------------------------------------
               900 North Michigan Avenue, Suite 1100
               ------------------------------------------------------------
               Chicago, Illinois 60611
               ------------------------------------------------------------

Form 13F File Number:  28             -6800
                            --------------------------

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:            Mark N. Lampert
                 -------------------------------------------------
Title:           President
                 -------------------------------------------------
Phone:           (312) 506-6500
                 -------------------------------------------------

Signature, Place, and Date of Signing:

/s/ Mark N. Lampert                San Francisco, CA           May 14, 2009
----------------------------  --------------------------  ----------------------
       [Signature]                   [City, State]                 [Date]


[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                              FORM 13F SUMMARY PAGE


Report Summary:


Number of Other Included Managers:                     1
                                           ----------------------------

Form 13F Information Table Entry Total:               38
                                           ----------------------------

Form 13F Information Table Value Total:            431,464
                                           ----------------------------
                                                 (thousands)



List of Other Included Managers:


Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.



    No.       Form 13F File Number      Name

    1         28-6770                   BVF Partners L.P.

                                                                  COLUMN 5
                                                                   SHRS OR
                                                      COLUMN 4 SH/PRN/PUT/CALL    COLUMN 6    COLUMN 7
          COLUMN 1             COLUMN 2     COLUMN 3   VALUE    TOTAL SHARES     INVESTMENT    OTHER            COLUMN 8
       NAME OF ISSUER       TITLE OF CLASS    CUSIP   (x1,000)      HELD         DISCRETION   MANAGERS      VOTING AUTHORITY
--------------------------  -------------- ---------  -------- --------------- -------------- -------- -------------------------
                                                                                                       SOLE     SHARED     NONE
ACADIA PHARMACEUTICALS
  INC                            COM       004225108   2,128       2,240,500   Shared-defined    1            2,240,500
ADOLOR CORP                      COM       00724X102  13,514       6,624,551   Shared-defined    1            6,624,551
AFFYMAX INC                      COM       00826A109  10,025         622,280   Shared-defined    1              622,280
AP PHARMA INC                  COM NEW     00202J203     692       1,281,521   Shared-defined    1            1,281,521
ARIAD PHARMACEUTICALS
  INC                            COM       04033A100   9,282       7,799,836   Shared-defined    1            7,799,836
ARQULE INC                       COM       04269E107  54,201      13,092,073   Shared-defined    1           13,092,073
ATHERSYS INC                     COM       04744L106     257         285,184   Shared-defined    1              285,184
AUTOIMMUNE INC                   COM        052776101  3,461       3,605,297   Shared-defined    1            3,605,297
AVIGEN INC                       COM       053690103  10,760       8,819,600   Shared-defined    1            8,819,600
AVALON PHARMACEUTICALS
  INC                            COM       05346P106     658       1,431,028   Shared-defined    1            1,431,028
CURAGEN CORP                     COM       23126R101     874         970,600   Shared-defined    1              970,600
CURIS INC                        COM       231269101  12,213       8,850,041   Shared-defined    1            8,850,041
COMBINATORX INC                  COM       20010A103   6,603      10,649,271   Shared-defined    1           10,649,271
CYPRESS BIOSCIENCES
  INC                       COM PAR $0.02  232674507  18,380       2,585,125   Shared-defined    1            2,585,125
CYTOKINETICS INC                 COM       23282W100   1,666         980,000   Shared-defined    1              980,000
DEPOMED INC                      COM       249908104     485         205,400   Shared-defined    1              205,400
DYNAVAX TECHNOLOGIES
  CORP                           COM       268158102   5,535       8,648,657   Shared-defined    1            8,648,657
EXELIXIS INC                     COM       30161Q104   7,185       1,561,998   Shared-defined    1            1,561,998
FACET BIOTECH CORP               SHRS      30303Q103   9,895       1,041,621   Shared-defined    1            1,041,621
FLAMEL TECHNOLOGIES SA      SPONSORED ADR  338488109  23,622       3,936,950   Shared-defined    1            3,936,950
GENAERA CORP COM               COM NEW     36867G209     335       1,395,439   Shared-defined    1            1,395,439
GTX INC DEL COM                  COM       40052B108  30,070       2,842,200   Shared-defined    1            2,842,200
IMMUNOGEN INC COM                COM       45253H101  25,756       3,627,672   Shared-defined    1            3,627,672
INFINITY PHARMACEUTICALS
  INC                            COM       45665G303  21,149       2,572,908   Shared-defined    1            2,572,908
INHIBITEX INC                    COM       45719T103   1,504       5,992,531   Shared-defined    1            5,992,531
LIGAND PHARMACEUTICALS INC       CL B      53220K207  50,708      17,016,001   Shared-defined    1           17,016,001
METABASIS THERAPEUTICS INC       COM       59101M105   1,714       2,414,500   Shared-defined    1            2,414,500
NEUROCRINE BIOSCIENCES INC       COM       64125C109  22,601       6,366,547   Shared-defined    1            6,366,547
NEKTAR THERAPEUTICS              COM       640268108  48,578       9,012,700   Shared-defined    1            9,012,700
NEUROBIOLOGICAL TECH INC       COM NEW     64124W304   3,543       5,288,754   Shared-defined    1            5,288,754
ORTHOLOGIC CORP                  COM       68750J107   3,009       5,470,388   Shared-defined    1            5,470,388
OSTEOLOGIX INC                   COM        68858P104    197         757,574   Shared-defined    1              757,574
PALATIN TECHNOLOGIES INC       COM NEW     696077304      85         768,800   Shared-defined    1              768,800
REPLIGEN CORP                    COM       759916109  13,231       2,762,250   Shared-defined    1            2,762,250
SUPERGEN INC                     COM       868059106  11,170       6,171,399   Shared-defined    1            6,171,399
TAPESTRY PHARMACEUTICALS
  INC                            COM       876031204       3       1,320,400   Shared-defined    1            1,320,400
TARGACEPT INC                    COM       87611R306   5,471       2,041,558   Shared-defined    1            2,041,558
TRANSCEPT PHARMACEUTICALS        COM
INC.                                       89354M106     904         301,454   Shared-defined    1              301,454
